Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($) $ in Thousands	Common Stock [Member]		Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Previously Reported [Member] Reclassification, Segmentation Basis Change [Member]	Common Stock [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Common Stock [Member] Revision of Prior Period, Error Correction, Adjustment [Member] Reclassification, Segmentation Basis Change [Member]	Common Stock [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Previously Reported [Member] Reclassification, Segmentation Basis Change [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Error Correction, Adjustment [Member] Reclassification, Segmentation Basis Change [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported [Member]	Retained Earnings [Member] Previously Reported [Member] Reclassification, Segmentation Basis Change [Member]	Retained Earnings [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	Retained Earnings [Member] Revision of Prior Period, Error Correction, Adjustment [Member] Reclassification, Segmentation Basis Change [Member]	Retained Earnings [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member]	AOCI Attributable to Parent [Member] Previously Reported [Member] Reclassification, Segmentation Basis Change [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Error Correction, Adjustment [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Error Correction, Adjustment [Member] Reclassification, Segmentation Basis Change [Member]	AOCI Attributable to Parent [Member] Revision of Prior Period, Reclassification, Adjustment [Member]	Total	Previously Reported [Member]	Previously Reported [Member] Reclassification, Segmentation Basis Change [Member]	Revision of Prior Period, Error Correction, Adjustment [Member]	Revision of Prior Period, Error Correction, Adjustment [Member] Reclassification, Segmentation Basis Change [Member]	Revision of Prior Period, Reclassification, Adjustment [Member]
Balance at Dec. 31, 2022	$ 6				$ 6						$ (6)		$ 6	$ (10,770)	$ (10,764)				$ (6)	$ 675	$ 675					$ (10,089)	$ (10,089)
Balance, shares at Dec. 31, 2022	64,626,430	[1]	2,000		64,624,430
Retroactive application of Merger, shares at Dec. 31, 2022					64,624,430
Balance, shares at Dec. 31, 2022	64,626,430
Balance at Dec. 31, 2022	$ 6													(10,770)	(10,764)					675	675					(10,089)	(10,089)
Foreign currency translation adjustment																				(263)						(263)
Net income (loss)														(1,672)												(1,672)	(2,165)				493
Balance at Mar. 31, 2023	$ 6													(12,442)						412						(12,024)	(12,517)				493
Balance, shares at Mar. 31, 2023	64,626,430
Balance at Mar. 31, 2023	$ 6													(12,442)						412						(12,024)
Balance at Dec. 31, 2022	$ 6				$ 6						(6)		6	(10,770)	(10,764)				(6)	675	675					(10,089)	(10,089)
Balance, shares at Dec. 31, 2022	64,626,430	[1]	2,000		64,624,430
Retroactive application of Merger, shares at Dec. 31, 2022					64,624,430
Balance, shares at Dec. 31, 2022	64,626,430
Balance at Dec. 31, 2022	$ 6													(10,770)	(10,764)					675	675					(10,089)	(10,089)
Foreign currency translation adjustment																				(646)						(646)
Net income (loss)														(3,405)												(3,405)	(3,778)				373
Balance at Jun. 30, 2023	$ 6					$ 6						$ (6)		(14,175)		$ (14,169)				29		$ 29				(14,140)	(14,513)	$ (14,140)			373
Balance, shares at Jun. 30, 2023	64,626,430		2,000
Balance at Jun. 30, 2023	$ 6													(14,175)						29						(14,140)
Balance at Dec. 31, 2022	$ 6				$ 6						(6)		$ 6	(10,770)	(10,764)				$ (6)	675	675					(10,089)	(10,089)
Balance, shares at Dec. 31, 2022	64,626,430	[1]	2,000		64,624,430
Retroactive application of Merger, shares at Dec. 31, 2022					64,624,430
Balance, shares at Dec. 31, 2022	64,626,430
Balance at Dec. 31, 2022	$ 6													(10,770)	(10,764)					675	675					(10,089)	(10,089)
Stock-based compensation								10																		10
Foreign currency translation adjustment																				(36)						(36)
Net income (loss)														(780)												(780)	(2,314)				1,534
Reclassification of additional paid-in-capital								(6)			$ 6			6			$ (6)
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date (Note 3)								3,685																		3,685
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date, shares	373,570
Merger, net of redemptions (Note 3)	$ 1							(15,093)																		(15,092)
Merger, net of redemptions, shares	4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing (Note 3)								19,779																		19,779
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	2,000,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC								151																		151
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC, shares	395,460
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger, shares	1,300,000
Reduction of excise tax liability associated with the Merger (Note 3)								1,141																		1,141
Capital contribution - related party								150																		150
Balance at Sep. 30, 2023			$ 7						9,817						(11,544)						639						(1,081)
Balance, shares at Sep. 30, 2023			72,813,776
Balance at Mar. 31, 2023	$ 6													(12,442)						412						(12,024)	(12,517)				493
Balance, shares at Mar. 31, 2023	64,626,430
Balance at Mar. 31, 2023	$ 6													(12,442)						412						(12,024)
Foreign currency translation adjustment																				(383)						(383)
Net income (loss)														(1,733)												(1,733)	(2,106)				373
Balance at Jun. 30, 2023	$ 6					6						(6)		(14,175)		$ (14,169)				29		$ 29				(14,140)	(14,513)	$ (14,140)			373
Balance, shares at Jun. 30, 2023	64,626,430		2,000
Balance at Jun. 30, 2023	$ 6													(14,175)						29						(14,140)
Retroactive application of Merger, shares at Jun. 30, 2023					64,624,430
Balance, shares at Jun. 30, 2023	64,626,430
Stock-based compensation								10																		10
Foreign currency translation adjustment																				610						610
Net income (loss)														2,625												2,625	1,986				$ 639
Reclassification of additional paid-in-capital								(6)				$ 6		6				$ (6)
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date (Note 3)								3,685																		3,685
Issuance of Conduit Pharmaceuticals Inc. common stock to holders of Conduit Pharmaceuticals Limited convertible notes on the Closing Date, shares	373,570
Merger, net of redemptions (Note 3)	$ 1							(15,093)																		(15,092)
Merger, net of redemptions, shares	4,118,316
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing (Note 3)								19,779																		19,779
Issuance of Conduit Pharmaceuticals Inc. common stock in connection with PIPE Financing, shares	2,000,000
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC								151																		151
Issuance of Conduit Pharmaceuticals Inc. common stock to Cizzle Biotechnology Holding PLC, shares	395,460
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger (Note 3)
Issuance of Conduit Pharmaceuticals Inc. common stock to an advisor for services directly related to the Merger, shares	1,300,000
Reduction of excise tax liability associated with the Merger (Note 3)								1,141																		1,141
Capital contribution - related party								150																		150
Balance at Sep. 30, 2023			$ 7						$ 9,817						$ (11,544)						$ 639						$ (1,081)
Balance, shares at Sep. 30, 2023			72,813,776
Balance at Dec. 31, 2023	$ 7							10,424						(11,299)						411						(457)
Balance, shares at Dec. 31, 2023	73,829,536
Balance at Dec. 31, 2023	$ 7							10,424						(11,299)						411						(457)
Issuance of Warrants								502																		502
Stock-based compensation								431																		431
Foreign currency translation adjustment																				(23)						(23)
Net income (loss)														(3,552)												(3,552)
Balance at Mar. 31, 2024	$ 7							11,357						(14,851)						388						(3,099)
Balance, shares at Mar. 31, 2024	73,829,536
Balance at Mar. 31, 2024	$ 7							11,358						(14,851)						388						(3,098)
Balance at Dec. 31, 2023	$ 7							10,424						(11,299)						411						(457)
Balance, shares at Dec. 31, 2023	73,829,536
Balance at Dec. 31, 2023	$ 7							10,424						(11,299)						411						(457)
Issuance of Warrants								2,890																		2,890
Stock-based compensation								914																		914
Foreign currency translation adjustment																				(24)						(24)
Net income (loss)														(8,935)												(8,935)
Issuance of Common Stock for services								150																		150
Issuance of Common Stock for services, shares	96,154
Issuance of Common Stock for licensing right
Issuance of Common Stock, shares	74,544
Balance at Jun. 30, 2024	$ 7							14,378						(20,234)						387						(5,462)
Balance, shares at Jun. 30, 2024	74,000,234
Balance at Jun. 30, 2024	$ 7							14,378						(20,234)						387						(5,462)
Balance at Dec. 31, 2023	$ 7							10,424						(11,299)						411						(457)
Balance, shares at Dec. 31, 2023	73,829,536
Balance at Dec. 31, 2023	$ 7							10,424						(11,299)						411						(457)
Issuance of Warrants								2,890																		2,890
Stock-based compensation								1,270																		1,270
Foreign currency translation adjustment																				(140)						(140)
Net income (loss)														(15,396)												(15,396)
Issuance of Common Stock for services								150																		150
Issuance of Common Stock for services, shares	96,154
Issuance of Common Stock for licensing right	$ 2							1,567																		1,569
Issuance of Common Stock, shares	12,500,000
Issuance of Common Stock for note payable	$ 1							995																		996
Issuance of Common Stock for note payable, shares	9,504,465
Issuance of Common Stock upon vesting of restricted stock units
Issuance of Common Stock upon vesting of restricted stock units, shares	74,544
Balance at Sep. 30, 2024	$ 10							17,296						(26,695)						271						(9,118)
Balance, shares at Sep. 30, 2024	96,004,699
Balance at Mar. 31, 2024	$ 7							11,357						(14,851)						388						(3,099)
Balance, shares at Mar. 31, 2024	73,829,536
Balance at Mar. 31, 2024	$ 7							11,358						(14,851)						388						(3,098)
Issuance of Warrants								2,388																		2,388
Stock-based compensation								482																		482
Foreign currency translation adjustment																				(1)						(1)
Net income (loss)														(5,383)												(5,383)
Issuance of Common Stock for services								150																		150
Issuance of Common Stock for services, shares	96,154
Issuance of Common Stock for licensing right
Issuance of Common Stock, shares	74,544
Balance at Jun. 30, 2024	$ 7							14,378						(20,234)						387						(5,462)
Balance, shares at Jun. 30, 2024	74,000,234
Balance at Jun. 30, 2024	$ 7							14,378						(20,234)						387						(5,462)
Stock-based compensation								356																		356
Foreign currency translation adjustment																				(116)						(116)
Net income (loss)														(6,461)												(6,461)
Issuance of Common Stock for licensing right	$ 2							1,567																		1,569
Issuance of Common Stock, shares	12,500,000
Issuance of Common Stock for note payable	$ 1							995																		996
Issuance of Common Stock for note payable, shares	9,504,465
Balance at Sep. 30, 2024	$ 10							$ 17,296						$ (26,695)						$ 271						$ (9,118)
Balance, shares at Sep. 30, 2024	96,004,699

[1]	Refer to Note 8.